Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Provision for income taxes
The provision for income taxes has been computed as follows:

	Years Ended December 31
	2025	2024
Net loss before income taxes from continuing operations	$(153,110)	$(16,718)
Expected income taxes at the statutory rate of 24.16% (2024 – 24.38%) (1)	(36,991)	(4,076)
Increase (decrease) in income taxes resulting from:
Effect of foreign exchange	(11,022)	19,354
Effect of change in statutory rates (2)	—	8,287
Effect of rate adjustments for foreign jurisdictions	55	(3,790)
Effect of change in deferred tax benefit not recognized (3)(4)	159,299	38,070
Repatriation and related taxes	9,639	17,999
Adjustments, assessments and other	2,755	4,891
Income tax expense - continuing operations	$123,735	$80,735
(1)The expected income tax rate decreased due to changes in the provincial apportionment of Canadian income.
(2)On December 11, 2024, Luxembourg enacted a reduction of the statutory corporate income tax rate to 23.87% from 24.94%, applicable to tax years beginning on January 1, 2025. This change resulted in a deferred tax expense in 2024 on the deferred tax assets of Baytex's Luxembourg subsidiary.
(3)A deferred tax asset of $19.9 million remains unrecognized due to uncertainty surrounding future capital gains (December 31, 2024 - $31.8 million). The unrecognized deferred income tax asset relates to realized and unrealized foreign exchange losses arising from the repayment of previously issued U.S. dollar denominated long-term notes and from the translation of U.S. dollar denominated long-term notes currently outstanding.
(4)A deferred tax asset of $587.7 million remains unrecognized due to uncertainty surrounding future income earned in foreign jurisdictions (December 31, 2024 - $99.4 million). The unrecognized deferred tax asset relates to non-capital losses, of which $1.8 billion will expire from 2032 to 2042, and $714 million does not have an expiry date.

Continuity of net deferred income tax liability
A continuity of the net deferred income tax asset or liability is detailed in the following tables:

As at	January 1, 2025	Recognized in Net Loss	Discontinued Operations (3)	Foreign Currency Translation Adjustment	December 31, 2025
Taxable temporary differences:
Petroleum and natural gas properties	$(848,321)	$50,636	$562,971	$27,955	$(206,759)
Financial derivatives	(5,834)	(566)	—	—	(6,400)
Other	(14,599)	14,109	—	—	(490)
Deductible temporary differences:
Asset retirement obligations	153,805	(8,199)	(18,138)	(914)	126,554
Non-capital losses (1)(2)	648,342	(183,391)	(343,716)	(25,822)	95,413
Finance costs	156,258	13,397	(127,119)	(4,510)	38,026
Net deferred income tax asset (liability)	$89,651	$(114,014)	$73,998	$(3,291)	$46,344
(1)Canadian non-capital loss carry-forwards at December 31, 2025 totaled $392.7 million, which will expire from 2033 to 2044.
(2)A deferred income tax asset of $0.5 million has been recognized in respect of non-capital losses of a wholly owned financing subsidiary of Baytex; which losses will be offset against future interest income to be earned as a result of an internal debt restructuring.
(3)On December 19, 2025, the Company disposed of its operated and non-operated assets in the Eagle Ford and immediately thereafter liquidated its U.S. subsidiaries, resulting in the extinguishment of the related deferred tax assets and liabilities.

As at	January 1, 2024	Recognized in Net Income	Foreign Currency Translation Adjustment	December 31, 2024
Taxable temporary differences:
Petroleum and natural gas properties	$(706,101)	$(100,286)	$(41,934)	$(848,321)
Financial derivatives	(2,738)	(3,096)	—	(5,834)
Other	(13,046)	(1,434)	(119)	(14,599)
Deductible temporary differences:
Asset retirement obligations	150,856	1,138	1,811	153,805
Non-capital losses (1)(2)	647,561	(44,671)	45,452	648,342
Finance costs	115,280	33,422	7,556	156,258
Net deferred income tax asset (liability) (3)	$191,812	$(114,927)	$12,766	$89,651
(1)Non-capital loss carry-forwards at December 31, 2024 totaled $3.3 billion. Canadian non-capital loss carry-forwards of $0.4 billion expire between 2034 and 2043. Foreign non-capital loss carry-forwards total $2.9 billion of which $1.4 billion will expire from 2032 to 2040, and $1.5 billion does not have an expiry date.
(2)    A deferred income tax asset of $178.2 million has been recognized in respect of non-capital losses of a wholly owned financing subsidiary of Baytex; which losses will be offset against future interest income to be earned as a result of an internal debt restructuring.
(3)     The net deferred income tax asset as at December 31, 2024 is comprised of a deferred income tax asset of $178.2 million and a deferred income tax liability of $88.6 million.